Dreyfus Small Cap Equity Fund
Dreyfus Small Cap Equity Fund
October 18, 2013 DREYFUS STOCK FUNDS - Dreyfus Small Cap Equity Fund Supplement to Summary and Statutory Prospectuses dated February 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
The following information will supersede and replace the second sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the first, third and fourth sentences of the second paragraph in "Fund Details - Goal and Approach" in the prospectus:

The fund currently considers small-cap companies to be those with total market capitalizations that are within the range of market capitalizations of companies included in the Russell 2500™  Index, the fund’s benchmark index.  As of September 30, 2013, the total market capitalization of the largest company in the Russell 2500™ Index was approximately $10.08 billion, and the weighted average and median market capitalizations of the index were approximately $3.46 billion and $0.96 billion respectively.  These capitalization measures vary with market changes and reconstitutions of the index.